Expense Example - VIPInvestmentGradeBondPortfolio-InvestorPRO - VIPInvestmentGradeBondPortfolio-InvestorPRO - VIP Investment Grade Bond Portfolio - VIP Investment Grade Bond Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542